Long-term Debt - Principal Payments (Table) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Principal Payments [Abstract]
2014	$ 34,983
2015	38,667
2016	153,444
2017	43,843
2018	111,807
Thereafter	82,118
Total principal payments	464,862
Less: Unamortized portion of notes' discount	(13,135)
Total long-term debt	$ 451,727	$ 331,534